Summary of Significant Accounting Policies - Land Use Rights, Intangible Assets, Impairment of Long-Lived Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment or Disposal of Tangible Assets Disclosure
Impairment loss	¥ 0	¥ 0	¥ 7,020,788
Land use rights
Intangible Assets, Net
Useful life	50 years
Production license
Intangible Assets, Net
Useful life	5 years
Production license renewal term	5 years